Inventories, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories, Net

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Raw materials	$1,603,262	$891,604
Finished goods	933,410	2,102,127
Inventory valuation allowance	(392,546)	(389,867)
Total inventory, net	$2,144,126	$2,603,864

NOTE 5 — INVENTORIES

Inventories consist of the following:

	September 30, 2019	September 30, 2018
Raw materials	$891,604	$1,743,759
Finished goods	2,102,127	8,058,089
Inventory valuation allowance	(389,867)	(405,205)
Total inventory, net	$2,603,864	$9,396,643